Schedule I - Condensed Financial Information (Parent Company) (Notes)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

VISTRA ENERGY CORP. (PARENT)
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF LOSS
(Millions of Dollars)

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Selling, general and administrative expense	$(47)	$(7)
Loss from operations	(47)	(7)
Interest income	4	—
Impacts of Tax Receivable Agreement	213	(22)
Income (loss) before income taxes and equity earnings	170	(29)
Pretax equity in gains (losses) of consolidated subsidiaries	80	(204)
Income tax (expense) benefit	(504)	70
Net loss	$(254)	$(163)

See Notes to the Condensed Financial Statements.

VISTRA ENERGY CORP. (PARENT)
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(Millions of Dollars)

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Cash flows — operating activities:
Net loss	$(254)	$(163)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Pretax equity in (gains) losses of consolidated subsidiaries	(80)	204
Deferred income tax benefit (expense), net	418	(76)
Impacts of Tax Receivables Agreement	(213)	22
Other, net	23	3
Changes in operating assets and liabilities	(2)	(26)
Cash used in operating activities	(108)	(36)
Cash flows — financing activities:
Special dividend (Note 4)	—	(992)
Other, net	(1)	1
Cash used in financing activities	(1)	(991)
Cash flows — investing activities:
Dividend received from subsidiaries	1,505	997
Odessa Acquisition	(330)	—
Changes in restricted cash	32	36
Cash provided by financing activities	1,207	1,033
Net change in cash and cash equivalents	1,098	6
Cash and cash equivalents — beginning balance	26	20
Cash and cash equivalents — ending balance	$1,124	$26

See Notes to the Condensed Financial Statements.

VISTRA ENERGY CORP. (PARENT)
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS
(Millions of Dollars)

	December 31
	2017	2016
ASSETS
Current assets:
Cash and cash equivalents	$1,124	$26
Restricted cash	59	90
Other current assets	5	3
Total current assets	1,188	119
Equity investments in consolidated subsidiaries	4,927	6,067
Accumulated deferred income taxes	710	1,122
Other noncurrent assets	6	7
Total assets	$6,831	$7,315
LIABILITIES AND EQUITY
Current liabilities:
Trade accounts payable	$11	$—
Accrued taxes	59	31
Other current liabilities	86	91
Total current liabilities	156	122
Tax Receivable Agreement obligation	333	596
Total liabilities	489	718
Total shareholders' equity	6,342	6,597
Total liabilities and equity	$6,831	$7,315

See Notes to the Condensed Financial Statements.

NOTES TO CONDENSED FINANCIAL STATEMENTS

1.	BASIS OF PRESENTATION

The accompanying unconsolidated condensed balance sheets, statements of net loss and cash flows present results of operations and cash flows of Vistra Energy Corp. (Parent). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to the rules of the SEC. Because the unconsolidated condensed financial statements do not include all of the information and footnotes required by U.S. GAAP, they should be read in conjunction with the financial statements and related notes of Vistra Energy Corp. and Subsidiaries included in the 2017 Annual Report on Form 10-K. Vistra Energy Corp.'s subsidiaries have been accounted for under the equity method. All dollar amounts in the financial statements and tables in the notes are stated in millions of U.S. dollars unless otherwise indicated.

Vistra Energy Corp. (Parent) will file a consolidated U.S. federal income tax return. All consolidated tax expenses/benefits and deferred tax assets/liabilities are recorded at Vistra Energy Corp. (Parent).

2.	RESTRICTIONS ON SUBSIDIARIES

The agreement governing the Vistra Operations Credit Facilities (the Credit Facilities Agreement) generally restricts the ability of Vistra Operations Company LLC (Vistra Operations) to make distributions to any direct or indirect parent unless such distributions are expressly permitted thereunder. As of December 31, 2017, Vistra Operations can distribute approximately $1.0 billion to Vistra Energy Corp. (Parent) under the Credit Facilities Agreement without the consent of any party. The amount that can be distributed by Vistra Operations to Parent was partially reduced by distributions made by Vistra Operations to Parent during the year ended December 31, 2017 of approximately $1.1 billion. Additionally, Vistra Operations may make distributions to Vistra Energy Corp. (Parent) in amounts sufficient for Vistra Energy Corp. (Parent) to make any payments required under the Tax Receivables Agreement or the Tax Matters Agreement or, to the extent arising out of Vistra Energy Corp.'s (Parent) ownership or operation of Vistra Operations, to pay any taxes or general operating or corporate overhead expenses. As of December 31, 2017, the maximum amount of restricted net assets of Vistra Operations that may not be distributed to Parent totaled $3.9 billion.

3.	GUARANTEES

As of December 31, 2017, there are no material outstanding guarantees at Vistra Energy Corp. (Parent).

4.	DIVIDEND RESTRICTIONS

Under applicable law, Vistra Energy Corp. (Parent) is prohibited from paying any dividend to the extent that immediately following payment of such dividend there would be no statutory surplus or Vistra Energy Corp. (Parent) would be insolvent. On December 30, 2016, Vistra Energy Corp. (Parent) paid a special cash dividend in the aggregate amount of approximately $992 million to holders of record of its common stock on December 19, 2016.

Vistra Energy Corp. (Parent) received $1.505 billion and $997 million in dividends from its consolidated subsidiaries in the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, respectively.